UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)
301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)
Joel L. Weiss
BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and address of agent for service)
Registrant’s telephone number, including area code: 302-791-1851
Date of fiscal year end: April 30
Date of reporting period: July 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

CORVERUS STRATEGIC EQUITY FUND

Portfolio of Investments
July 31, 2010
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 96.7%
Consumer Discretionary — 7.3%
DIRECTV, Class A*	2,260	$83,982
Lowe’s Cos., Inc.	2,480	51,435
Macy’s, Inc.	4,320	80,568
Wyndham Worldwide Corp.	1,910	48,762

		264,747

Consumer Staples — 12.9%
Coca-Cola Co. (The)	2,166	119,368
Kraft Foods Inc.	4,620	134,950
Procter & Gamble Co.	2,105	128,742
Wal-Mart Stores, Inc.	1,740	89,071

		472,131

Energy — 11.8%
ConocoPhillips	1,720	94,978
Exxon Mobil Corp.	2,350	140,248
Halliburton Co.	2,950	88,146
Occidental Petroleum Corp.	1,380	107,543

		430,915

Financials — 14.9%
American Express Co.	1,690	75,442
Bank of America Corp.	9,365	131,485
Comerica Inc.	2,870	110,093
MetLife, Inc.	2,252	94,719
Morgan Stanley	3,564	96,192
XL Group PLC	2,030	35,992

		543,923

Health Care — 12.7%
Bristol-Myers Squibb Co.	3,390	84,479
Celgene Corp.*	1,970	108,646
Johnson & Johnson	2,074	120,479
Mylan, Inc.*	2,010	34,974
UnitedHealth Group, Inc.	3,840	116,928

		465,506

Industrials — 10.8%
Boeing Co. (The)	1,810	123,333
Eaton Corp.	1,050	82,383
Fedex Corp.	1,280	105,664
General Electric Co.	5,190	83,663

		395,043

Information Technology — 17.5%
Apple, Inc.*	440	113,190
EMC Corp.*	4,110	81,337
Google, Inc., Class A*	157	76,121
MasterCard, Inc., Class A	280	58,811
MEMC Electronic Materials, Inc.*	6,670	63,765
Microsoft Corp.	5,160	133,180
Sandisk Corp.*	1,560	68,172
VMware, Inc., Class A*	600	46,518

		641,094

Materials — 2.9%
Allegheny Technologies, Inc.	1,110	52,847
International Paper Co.	2,160	52,272

		105,119

Telecommunication Services — 2.8%
Verizon Communications, Inc.	3,563	103,541

Utilities — 3.1%
NextEra Energy, Inc.	2,140	111,922

TOTAL COMMON STOCKS
(Cost $3,330,824)		3,533,941

TOTAL INVESTMENTS — 96.7%
(Cost $3,330,824)**		3,533,941
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.3%		122,422

NET ASSETS — 100.0%		$3,656,363

*	Non income producing.

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

	Aggregate Cost	$3,330,824

	Gross unrealized appreciation	275,845
	Gross unrealized depreciation	(72,728)

	Net unrealized appreciation	$203,117

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

CORVERUS STRATEGIC EQUITY FUND

Notes to the Quarterly Portfolio of Investments
July 31, 2010
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Corverus Strategic Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
	Total Market	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/10	Price	Inputs	Inputs

Investments in Securities*	$3,533,941	$3,533,941	$—	$—

*	Please refer to Portfolio of Investments for further details.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments
July 31, 2010
(Unaudited)

	Par
	Value	Value
CORPORATE BONDS AND NOTES — 24.2%
Communications — 4.3%
AT&T, Inc.
2.50%, 08/15/2015	$150,000	$150,798
Time Warner, Inc.
3.15%, 07/15/2015	200,000	204,634

		355,432

Consumer, Cyclical — 2.4%
Wal-Mart Stores, Inc.
3.63%, 07/08/2020	200,000	200,977

Consumer, Non-cyclical — 2.6%
Kraft Foods, Inc.
4.13%, 02/09/2016	200,000	213,907

Energy — 1.3%
Plains All American Pipeline LP/PAA Finance Corp.
5.63%, 12/15/2013	100,000	108,514

Financials — 11.1%
Citigroup, Inc.
6.00%, 12/13/2013	200,000	215,248
Ford Motor Credit Co. LLC
6.63%, 08/15/2017	100,000	99,255
General Electric Capital Corp., MTN
3.50%, 06/29/2015	200,000	203,613
Morgan Stanley
4.00%, 07/24/2015	400,000	399,865

		917,981

Technology — 2.5%
Microsoft Corp.
2.95%, 06/01/2014	200,000	211,074

TOTAL CORPORATE BONDS AND NOTES
(Cost $2,001,090)		2,007,885

TOTAL INVESTMENTS — 24.2%
(Cost $2,001,090)**		2,007,885
OTHER ASSETS IN EXCESS OF LIABILITIES — 75.8%		6,291,414

NET ASSETS — 100.0%		$8,299,299

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

	Aggregate Cost	$2,001,090

	Gross unrealized appreciation	7,478
	Gross unrealized depreciation	(683)

	Net unrealized appreciation	$6,795

MTN	Medium Term Note

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments
July 31, 2010
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation  — The Estabrook Investment Grade Fixed Income Fund’s (the “Fund“) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

Fair Value Measurements  — the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
	Total Market	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/10	Price	Inputs	Inputs

Investments in Securities*	$2,007,885	$—	$2,007,885	$—

*	Please refer to Portfolio of Investments for further details.

2

LATEEF FUND

Portfolio of Investments
July 31, 2010
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 92.0%
Aerospace & Defense — 3.9%
Rockwell Collins, Inc.	96,896	$5,538,575

Banks — 4.7%
State Street Corp.	170,460	6,634,303

Commercial Services — 28.2%
Accenture PLC, Class A	255,240	10,117,713
ITT Educational Services, Inc.*	101,215	8,172,099
MasterCard, Inc., Class A	36,816	7,732,833
Robert Half International, Inc.	286,704	7,219,207
Visa, Inc., Class A	93,134	6,831,379

		40,073,231

Computers — 13.0%
EMC Corp.*	380,414	7,528,393
Teradata Corp.*	343,232	10,914,778

		18,443,171

Cosmetics & Personal Care — 4.3%
Colgate-Palmolive Co.	77,788	6,143,696

Diversified Financial Services — 4.4%
Affiliated Managers Group, Inc.*	87,903	6,226,169

Insurance — 10.2%
Aflac, Inc.	221,762	10,908,473
Berkshire Hathaway Inc., Class B*	45,630	3,564,616

		14,473,089

Media — 4.8%
Scripps Networks Interactive, Inc., Class A	160,567	6,844,971

Oil & Gas — 4.9%
Suncor Energy, Inc.	211,230	6,960,028

Telecommunications — 7.4%
QUALCOMM, Inc.	276,383	10,524,665

Transportation — 6.2%
C.H. Robinson Worldwide, Inc.	77,475	5,051,370
Expeditors International of Washington, Inc.	90,123	3,842,845

		8,894,215

TOTAL COMMON STOCKS
(Cost $121,371,542)		130,756,113

TOTAL INVESTMENTS — 92.0%
(Cost $121,371,542)**		130,756,113
OTHER ASSETS IN EXCESS OF LIABILITIES — 8.0%		11,415,097

NET ASSETS — 100.0%		$142,171,210

*	Non-income producing security.

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

	Aggregate cost	121,371,542

	Gross unrealized appreciation	14,883,531
	Gross unrealized depreciation	(5,498,960)

	Net unrealized appreciation/depreciation	$9,384,571

The Fund had transactions in written options as of July 31, 2010 as follows:

	Number of
	Contracts	Premium

Outstanding, April 30, 2010	480	$87,359
Call Options Closed	(480)	(87,359)

Outstanding, July 31, 2010	—	$—

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments
July 31, 2010
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation  — The Lateef Fund’s (the “Fund“) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
	Total Market	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/10	Price	Inputs	Inputs

Investments in Securities*	$130,756,113	$130,756,113	$—	$—

*	Please refer to Portfolio of Investments for further details.

B. Options:

Options  — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy put and call options and write covered call and secured put options to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2010
(Unaudited)

proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

During the three months ended July 31, 2010, the Fund closed 480 written options contracts. The Fund held zero written or purchased options contracts at the end of the period.

3

PEMBERWICK FUND

Portfolio of Investments
July 31, 2010
(Unaudited)

	Par
	Value	Value
CORPORATE BONDS AND NOTES — 39.3%
Basic Materials — 0.0%
Praxair, Inc.
1.75%, 11/15/2012	$40,000	$40,640

Communications — 0.3%
AT&T, Inc.
5.88%, 08/15/2012	40,000	43,779
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/2014	75,000	84,757
New Cingular Wireless Services, Inc.
7.88%, 03/01/2011	200,000	208,239
Verizon Communications, Inc.
4.35%, 02/15/2013	55,000	59,270
Walt Disney Co. (The)
6.38%, 03/01/2012	55,000	59,765

		455,810

Consumer, Cyclical — 0.1%
McDonald’s Corp.
8.88%, 04/01/2011	35,000	36,831
PACCAR, Inc.
6.38%, 02/15/2012	20,000	21,555
Target Corp.
4.00%, 06/15/2013	45,000	48,550
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	40,000	43,657
Wal-Mart Stores, Inc.
7.25%, 06/01/2013	15,000	17,495

		168,088

Consumer, Non-cyclical — 0.1%
Abbott Laboratories
2.70%, 05/27/2015	15,000	15,613
Baxter International, Inc.
1.80%, 03/15/2013	10,000	10,156
Bottling Group LLC
4.63%, 11/15/2012	10,000	10,808
Coca-Cola Enterprises, Inc.
8.50%, 02/01/2012	15,000	16,621
Pepsico, Inc.
3.75%, 03/01/2014	40,000	43,042
Procter & Gamble Co. (The)
4.95%, 08/15/2014	55,000	62,155

		158,395

Energy — 0.1%
ConocoPhillips
4.75%, 10/15/2012	50,000	53,779
Shell International Finance BV
1.88%, 03/25/2013	5,000	5,086
Shell International Finance BV
4.00%, 03/21/2014	10,000	10,727

		69,592

Financials — 38.3%
Allstate Life Global Funding Trusts
5.38%, 04/30/2013	20,000	21,983
Bank of America Corp.
1.04%, 09/11/2012 (a)	2,000,000	1,970,788
Bank of America Corp.
5.38%, 09/11/2012	300,000	317,447
Bank of America Corp.
0.87%, 09/15/2014 (a)	2,000,000	1,907,352
Bank of America Corp.
8.13%, 05/15/2018 (b)	3,530,000	3,552,486
Bank of New York Mellon Corp. (The)
4.95%, 11/01/2012	25,000	26,996
Bank of New York Mellon Corp. (The)
4.30%, 05/15/2014	75,000	81,255
Barclays Bank PLC
5.20%, 07/10/2014	100,000	108,542
Berkshire Hathaway Finance Corp.
4.00%, 04/15/2012	90,000	94,789
Berkshire Hathaway Finance Corp.
4.60%, 05/15/2013	40,000	43,569
BlackRock, Inc.
2.25%, 12/10/2012	40,000	41,002
BP Capital Markets PLC
5.25%, 11/07/2013	45,000	45,489
Branch Banking & Trust Co.
4.88%, 01/15/2013	100,000	106,576
Caterpillar Financial Services Corp.
4.70%, 03/15/2012	50,000	52,879
Charles Schwab Corp. (The)
4.95%, 06/01/2014	20,000	21,994
Citigroup Funding, Inc.
2.13%, 07/12/2012	400,000	410,962
Citigroup, Inc.
5.50%, 08/27/2012	200,000	211,132
CME Group, Inc.
5.40%, 08/01/2013	40,000	44,384
CME Group, Inc.
5.75%, 02/15/2014	20,000	22,449
Countrywide Financial Corp.
0.80%, 05/07/2012 (a)	5,700,000	5,629,126
Credit Suisse USA, Inc.
6.13%, 11/15/2011	127,000	134,710

See accompanying Notes to the Quarterly Portfolio of Investments.

PEMBERWICK FUND

Portfolio of Investments (Continued)
July 31, 2010
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Financials — (Continued)
Credit Suisse USA, Inc.
5.13%, 01/15/2014	$35,000	$38,035
Deutsche Bank AG London
5.38%, 10/12/2012	100,000	109,073
General Electric Capital Corp.
5.00%, 11/15/2011	108,000	113,233
General Electric Capital Corp.
4.15%, 05/15/2012	1,000,000	1,032,675
General Electric Capital Corp.
0.63%, 05/29/2012 (a)	1,400,000	1,355,199
General Electric Capital Corp.
5.45%, 01/15/2013	375,000	405,276
General Electric Capital Corp.
0.66%, 03/20/2013 (a)	4,000,000	3,819,720
General Electric Capital Corp.
0.67%, 06/20/2013 (a)	2,000,000	1,901,912
General Electric Capital Corp.
1.54%, 09/23/2013 (a)	406,000	400,964
General Electric Capital Corp.
0.66%, 12/17/2013 (a)	1,400,000	1,319,650
General Electric Capital Corp.
0.66%, 12/20/2013 (a)	1,575,000	1,508,297
General Electric Capital Corp.
0.67%, 03/20/2014 (a)	4,500,000	4,297,433
General Electric Capital Corp.
0.69%, 09/15/2014 (a)	1,400,000	1,333,277
Goldman Sachs Group, Inc. (The)
5.45%, 11/01/2012	200,000	214,111
HSBC Finance Corp.
0.78%, 01/15/2014 (a)	2,000,000	1,897,024
HSBC Holdings PLC
5.25%, 12/12/2012	225,000	240,072
John Deere Capital Corp.
5.40%, 10/17/2011	50,000	52,678
John Deere Capital Corp.
4.95%, 12/17/2012	15,000	16,251
Morgan Stanley
2.00%, 09/22/2011	200,000	203,332
Morgan Stanley
5.25%, 11/02/2012	250,000	265,373
Northern Trust Corp.
5.50%, 08/15/2013	50,000	56,445
PNC Funding Corp.
0.68%, 01/31/2014 (a)	2,000,000	1,931,768
PNC Funding Corp.
3.63%, 02/08/2015	40,000	41,604
Protective Life Secured Trusts
5.45%, 09/28/2012	40,000	43,021
Province of Ontario Canada
2.70%, 06/16/2015	40,000	41,129
State Street Corp.
4.30%, 05/30/2014	35,000	37,881
U.S. Bancorp
2.88%, 11/20/2014	60,000	61,999
U.S. Bancorp
3.15%, 03/04/2015	25,000	25,798
Wachovia Bank NA
4.80%, 11/01/2014	1,000,000	1,057,466
Wachovia Bank NA
0.72%, 11/03/2014 (a)	7,000,000	6,681,283
Wachovia Corp.
2.11%, 05/01/2013 (a)	1,000,000	1,022,556
Wachovia Corp.
5.50%, 05/01/2013	55,000	60,383
Wells Fargo & Co.
3.75%, 10/01/2014	200,000	209,326
Wells Fargo & Co.
7.98%, 03/15/2018 (b)	3,500,000	3,605,000
Wells Fargo Capital XV
9.75%, 09/26/2044 (b)	2,000,000	2,172,600

		52,417,754

Industrials — 0.1%
Boeing Co. (The)
5.00%, 03/15/2014	50,000	56,058
Caterpillar Inc.
7.00%, 12/15/2013	20,000	23,484
Honeywell International, Inc.
4.25%, 03/01/2013	20,000	21,670
United Technologies Corp.
6.10%, 05/15/2012	20,000	21,730

		122,942

Technology — 0.2%
Electronic Data Systems LLC
6.00%, 08/01/2013	200,000	227,223
International Business
Machines Corp.
4.75%, 11/29/2012	70,000	76,386
Oracle Corp.
4.95%, 04/15/2013	49,000	54,094

		357,703

Utilities — 0.1%
Alabama Power Co.
5.80%, 11/15/2013	35,000	39,709
Duke Energy Carolinas LLC
5.75%, 11/15/2013	40,000	45,594
Northern States Power Co.
8.00%, 08/28/2012	5,000	5,716

		91,019

See accompanying Notes to the Quarterly Portfolio of Investments.

PEMBERWICK FUND

Portfolio of Investments (Continued)
July 31, 2010
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — (Continued)
TOTAL CORPORATE BONDS AND NOTES (Cost $53,924,221)		$53,881,943

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Government National Mortgage Association — 0.1%
Series 2008-50, Class NA
5.50%, 03/16/2037	$101,880	110,966

Federal National Mortgage Association REMICs — 1.3%
Series 2008-26, Class VJ
5.00%, 03/25/2018	177,483	192,795
Series 2008-54, Class EA
5.00%, 07/25/2019	67,930	74,213
Series 2005-91, Class DA
4.50%, 10/25/2020	52,081	54,720
Series 2002-91, Class LC
5.00%, 06/25/2022	49,746	52,254
Series 2004-65, Class EJ
5.00%, 05/25/2023	132,775	139,071
Series 2007-27, Class MQ
5.50%, 04/25/2027	96,143	104,753
Series 2005-59, Class PB
5.50%, 10/25/2028	151,407	154,866
Series 2005-22, Class UC
5.50%, 01/25/2031	179,662	188,368
Series 2003-47, Class PD
5.50%, 09/25/2032	140,000	148,493
Series 2006-59, Class DA
6.50%, 12/25/2033	21,646	22,175
Series 2007-24, Class GA
5.50%, 01/25/2034	106,190	110,007
Series 2005-16, Class PE
5.00%, 03/25/2034	100,000	108,797
Series 2005-68, Class JK
5.25%, 05/25/2035	99,081	99,432
Series 2005-62, Class CQ
4.75%, 07/25/2035	96,517	104,889
Series 2005-83, Class LA
5.50%, 10/25/2035	97,601	108,446
Series 2007-39, Class NA
4.25%, 01/25/2037	93,735	100,472

		1,763,751

Federal Home Loan Mortgage Corporation REMICs — 2.9%
Series 2777, Class VX
5.00%, 04/15/2015	99,699	107,886
Series 2630, Class HB
3.50%, 01/15/2017	171,669	175,285
Series 2542, Class ES
5.00%, 12/15/2017	150,000	161,773
Series 2564, Class HJ
5.00%, 02/15/2018	75,000	81,706
Series 2611, Class UH
4.50%, 05/15/2018	130,000	136,846
Series 2617, Class GR
4.50%, 05/15/2018	125,000	135,351
Series 2627, Class MC
4.50%, 05/15/2018	200,000	218,296
Series 2617, Class TK
4.50%, 06/15/2018	210,000	227,325
Series 2649, Class KA
4.50%, 07/15/2018	200,342	213,983
Series 2677, Class JA
5.00%, 09/15/2018	55,551	57,288
Series 2746, Class EG
4.50%, 02/15/2019	125,000	135,702
Series 2780, Class JG
4.50%, 04/15/2019	52,962	55,520
Series 2814, Class GB
5.00%, 06/15/2019	92,326	93,583
Series 3558, Class AW
4.75%, 08/15/2019	106,614	111,565
Series 2729, Class CM
4.50%, 12/15/2020	135,633	139,379
Series 2639, Class UH
4.25%, 03/15/2022	144,210	152,132
Series 2542, Class OB
5.00%, 05/15/2022	105,159	110,473
Series 2503, Class JV
5.50%, 05/15/2022	195,741	210,309
Series 2924, Class EH
5.25%, 03/15/2024	131,221	138,142
Series 3087, Class JB
5.50%, 03/15/2024	77,033	80,334
Series 3002, Class YD
4.50%, 07/15/2025	115,112	123,718
Series 2980, Class LB
5.50%, 06/15/2028	200,913	203,011
Series 3104, Class QB
5.00%, 01/15/2029	125,000	129,702
Series 2890, Class PC
5.00%, 07/15/2030	80,000	84,195
Series 2691, Class ME
4.50%, 04/15/2032	100,000	109,252
Series 2741, Class GF
5.50%, 05/15/2032	65,000	67,760
Series 2735, Class OG
5.00%, 08/15/2032	105,000	112,984
Series 2764, Class TE
5.00%, 10/15/2032	100,000	109,389

See accompanying Notes to the Quarterly Portfolio of Investments.

PEMBERWICK FUND

Portfolio of Investments (Continued)
July 31, 2010
(Unaudited)

	Par
	Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICs — (Continued)
Series 2655, Class QA
5.00%, 02/15/2033	$41,371	$44,313
Series 3204, Class MA
5.50%, 02/15/2034	104,487	108,483
Series 2881, Class AE
5.00%, 08/15/2034	135,563	147,488

		3,983,173

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,782,828)		5,857,890

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.2%
Federal Home Loan Bank — 6.0%
1.25%, 10/08/2010	50,000	50,098
1.00%, 12/28/2011	1,950,000	1,964,451
5.31%, 12/28/2012	300,000	331,871
1.13%, 04/01/2013 (c)	2,000,000	2,002,036
1.13%, 04/15/2013 (c)	2,000,000	2,009,455
2.00%, 06/24/2013	1,000,000	1,002,307
2.63%, 09/13/2013	25,000	26,215
4.88%, 12/13/2013	500,000	561,201
5.38%, 06/13/2014	300,000	344,103

		8,291,737

Federal Home Loan Mortgage Corporation — 3.4%
2.13%, 03/23/2012	1,000,000	1,025,382
1.75%, 06/15/2012	2,000,000	2,041,136
1.00%, 08/28/2012	750,000	754,376
4.13%, 09/27/2013	250,000	274,039
2.50%, 01/07/2014	500,000	522,262

		4,617,195

Federal National Mortgage Association — 3.8%
4.88%, 05/18/2012	500,000	538,140
4.00%, 04/15/2013	1,000,000	1,082,052
4.13%, 04/15/2014	900,000	991,873
5.00%, 12/01/2014
Pool #255598	96,367	100,420
2.25%, 02/24/2015 (c)	1,000,000	1,001,241
2.10%, 02/26/2015 (c)	1,000,000	1,001,253
6.00%, 09/01/2019
Pool #735439	54,605	59,398
5.50%, 06/01/2020
Pool #888601	72,681	78,800
5.00%, 05/01/2023
Pool #254762	121,129	130,801
5.50%, 01/01/2024
Pool #AD0471	131,961	142,926
5.00%, 07/01/2024
Pool #255320	59,615	64,033

		5,190,937

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,941,910)		18,099,869

ASSET BACKED SECURITIES — 4.5%
Ally Auto Receivables Trust
Series 2010-1, Class A3
1.45%, 05/15/2014	25,000	25,222
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class A2
2.26%, 05/15/2012	273,537	274,722
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A2
0.97%, 01/15/2013	20,000	20,006
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A3
1.66%, 03/17/2014	15,000	15,096
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.21%, 03/17/2014	115,000	118,895
Capital Auto Receivables Asset Trust
Series 2008-1, Class A4A
4.46%, 07/15/2014	264,000	276,940
Capital One Multi-Asset Execution Trust
Series 2009-A2, Class A
4.85%, 11/15/2013	200,000	203,892
Capital One Multi-Asset Execution Trust
Series 2006-A6, Class A6
5.30%, 02/18/2014	100,000	103,274
CarMax Auto Owner Trust
Series 2007-1, Class A4
5.24%, 06/15/2012	91,785	93,614
CarMax Auto Owner Trust
Series 2007-2, Class A4
5.27%, 11/15/2012	120,000	123,838
CarMax Auto Owner Trust
Series 2008-1, Class A4A
4.79%, 02/15/2013	75,000	77,885

See accompanying Notes to the Quarterly Portfolio of Investments.

PEMBERWICK FUND

Portfolio of Investments (Continued)
July 31, 2010
(Unaudited)

	Par
	Value	Value

ASSET BACKED SECURITIES — (Continued)
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 01/15/2016	$330,000	$337,005
Citibank Credit Card Issuance Trust
Series 2005-A7, Class A7
4.75%, 10/22/2012	150,000	151,409
CNH Equipment Trust
Series 2009-C, Class A2
0.95%, 08/15/2012	18,226	18,243
CNH Equipment Trust
Series 2009-C, Class A3
1.85%, 12/16/2013	40,000	40,522
CNH Equipment Trust
Series 2010-A, Class A3
1.54%, 07/15/2014	60,000	60,631
CNH Equipment Trust
Series 2009-B, Class A4
5.17%, 10/15/2014	250,000	268,526
Discover Card Master Trust
Series 2008-A3, Class A3
5.10%, 10/15/2013	250,000	257,960
Ford Credit Auto Owner Trust
Series 2009-E, Class A3
1.51%, 01/15/2014	150,000	151,363
Ford Credit Auto Owner Trust
Series 2009-B, Class A4
4.50%, 07/15/2014	350,000	375,705
Harley-Davidson Motorcycle Trust
Series 2009-2, Class A3
2.62%, 03/15/2014	100,000	101,820
Harley-Davidson Motorcycle Trust
Series 2009-1, Class A4
4.55%, 01/15/2017	275,000	292,095
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2
2.22%, 08/15/2011	8,462	8,480
Honda Auto Receivables Owner Trust
Series 2010-1, Class A2
0.62%, 02/21/2012	100,000	100,055
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3
2.79%, 01/15/2013	230,000	234,163
Honda Auto Receivables Owner Trust
Series 2007-1, Class A4
5.09%, 07/18/2013	11,377	11,443
Household Automotive Trust
Series 2006-3, Class A4
5.34%, 09/17/2013	90,868	92,705
Hyundai Auto Receivables Trust
Series 2008-A, Class A4
5.48%, 11/17/2014	130,000	140,908
Hyundai Auto Receivables Trust
Series 2009-A, Class A4
3.15%, 03/15/2016	265,000	278,224
John Deere Owner Trust
Series 2009-B, Class A3
1.57%, 10/15/2013	25,000	25,226
Mercedes-Benz Auto
Receivables Trust
Series 2009-1, Class A2
0.83%, 03/15/2012	43,798	43,848
Mercedes-Benz Auto
Receivables Trust
Series 2009-1, Class A3
1.67%, 01/15/2014	300,000	304,194
Mercedes-Benz Auto
Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	60,000	60,652
Nissan Auto Receivables
Owner Trust
Series 2009-A, Class A4
4.74%, 08/17/2015	365,000	393,260
USAA Auto Owner Trust
Series 2008-1, Class A4
4.50%, 10/15/2013	150,000	155,360
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 02/18/2014	15,000	15,137
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 07/15/2015	115,000	118,805
Volkswagen Auto Loan
Enhanced Trust
Series 2010-1, Class A3
1.31%, 01/20/2014	100,000	100,804

See accompanying Notes to the Quarterly Portfolio of Investments.

PEMBERWICK FUND

Portfolio of Investments (Continued)
July 31, 2010
(Unaudited)

	Par
	Value	Value
ASSET BACKED SECURITIES — (Continued)
World Omni Auto Receivables Trust
Series 2009-A, Class A4
5.12%, 05/15/2014	$320,000	$344,966
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	275,000	281,567

TOTAL ASSET BACKED SECURITIES (Cost $6,056,772)		6,098,460

U.S. TREASURY OBLIGATIONS — 11.3%
U.S. Treasury Bills (d) — 2.8%
0.13%, 08/05/2010	2,500,000	2,499,973
0.13%, 08/12/2010	1,300,000	1,299,953

		3,799,926

U.S. Treasury Notes — 8.5%
0.75%, 05/31/2012	750,000	753,135
0.88%, 01/31/2012	3,500,000	3,522,831
0.88%, 02/29/2012	3,500,000	3,523,240
1.00%, 12/31/2011	900,000	907,558
1.13%, 06/15/2013	1,610,000	1,625,102
1.38%, 02/15/2012	800,000	811,500
1.38%, 05/15/2013	100,000	101,688
1.50%, 07/15/2012	400,000	407,703

		11,652,757

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,378,299)		15,452,683

SHORT-TERM INVESTMENTS — 26.8%
Certificates of Deposit — 0.7%
Barclays Bank PLC NY
0.76%, 12/10/2010 (a)	1,000,000	1,000,931

Commercial Paper (d) — 13.9%
Abbott Laboratories
0.17%, 08/30/2010	1,000,000	999,868
Bank of Nova Scotia
0.18%, 08/12/2010	5,000,000	4,999,750
Hewlett Packard
0.18%, 08/16/2010	1,000,000	999,930
International Business Machines Corp.
0.18%, 08/04/2010	1,000,000	999,990
John Deere
0.20%, 08/10/2010	1,000,000	999,956
Nestle
0.15%, 08/10/2010	1,000,000	999,967
Pepsico, Inc.
0.17%, 08/23/2010	1,000,000	999,901
Pepsico, Inc.
0.17%, 08/26/2010	1,000,000	999,887
Sumitomo Bank
0.40%, 08/03/2010	1,000,000	999,989
TD Bank
0.20%, 08/30/2010	5,000,000	4,999,222
United Parcel Service, Inc.
0.13%, 08/10/2010	1,000,000	999,971

TOTAL COMMERCIAL PAPER (Cost $18,998,431)		18,998,431

U.S. Government Agency Issue — 12.2%
Federal Home Loan Bank
0.15%, 08/25/2010	16,750,000	16,748,395

		36,747,757

TOTAL INVESTMENTS — 99.4%
(Cost $135,831,824)**		136,138,602
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		848,537

NET ASSETS — 100.0%		$136,987,139

(a)	Variable or Floating Rate Security. Rate shown is as of July 31, 2010.

(b)	Fix-to-Float Bond. Rate shown is as of July 31, 2010. Maturity date shown is next call date.

(c)	Step Coupon Bond. Interest rate shown reflects rate at July 31, 2010.

(d)	Rate shown represents the yield at time of purchase.

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

	Aggregate Cost	$135,831,824

	Gross unrealized appreciation	650,642
	Gross unrealized depreciation	(343,864)

	Net unrealized appreciation	$306,778

REMICs Real Estate Mortgage Investment Conduit

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments
July 31, 2010
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation  — The Pemberwick Fund’s (the “Fund“) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-thecounter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements  — the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
	Total Market	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/10	Price	Inputs	Inputs

Investments in Securities*	$136,138,602	$—	$136,138,602	$—

*	Please refer to Portfolio of Investments for further details.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments
July 31, 2010
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 95.4%
Consumer Discretionary — 11.1%
AutoNation, Inc.*	30,400	$742,672
Boyd Gaming Corp.*	2,500	21,150
Dover Downs Gaming & Entertainment, Inc.	11,000	36,740
Eastman Kodak Co.*	62,900	249,713
H&R Block, Inc.	35,525	557,032
International Game Technology	47,300	720,852
John Wiley & Sons, Inc.	16,200	637,956
Marcus Corp. (The)	1,800	21,960

		2,988,075

Consumer Staples — 1.7%
Wal-Mart Stores, Inc.	8,725	446,633

Energy — 3.2%
Golar LNG, Ltd.	25,450	274,351
Swift Energy Co.*	800	20,744
Ultra Petroleum Corp.*	13,500	571,995

		867,090

Financials — 13.7%
AGF Management, Ltd.	7,700	111,824
Bank of Hawaii Corp.	14,400	717,264
Brookline Bancorp, Inc.	3,000	29,040
Dundee Corp., Class A*	39,600	464,931
First American Financial Corp.	25,250	372,437
Glacier Bancorp, Inc.	3,400	54,332
Northern Trust Corp.	10,925	513,366
Oppenheimer Holdings, Inc., Class A	14,000	400,820
Raymond James Financial, Inc.	14,500	386,860
Suffolk Bancorp	15,960	432,676
Willis Group Holdings PLC (Ireland)	6,100	186,660

		3,670,210

Health Care — 16.0%
Alere, Inc.*	18,525	521,108
Biovail Corp.	26,750	585,558
Covidien PLC (Ireland)	16,000	597,120
Health Management Associates, Inc., Class A*	96,900	693,804
Omnicare, Inc.	10,900	268,467
Universal Health Services, Inc., Class B	31,400	1,129,458
Zimmer Holdings, Inc.*	9,425	499,431

		4,294,946

Industrials — 5.7%
Mine Safety Appliances Co.	24,050	602,452
Triumph Group, Inc.	10,330	784,047
UTI Worldwide, Inc.	9,100	132,951

		1,519,450

Information Technology — 38.5%
Avid Technology, Inc.*	2,800	36,204
CA, Inc.	93,200	1,822,992
CoreLogic, Inc.	13,600	272,408
Cymer, Inc.*	9,100	302,848
Electro Rent Corp.	22,180	306,084
Hewlett-Packard Co.	24,950	1,148,698
Imation Corp.*	27,840	259,469
International Business Machines Corp.	800	102,720
Mentor Graphics Corp.*	70,200	675,324
Motorola, Inc.*	144,800	1,084,552
Novellus Systems, Inc.*	33,300	889,443
Progress Software Corp.*	12,600	376,740
QUALCOMM, Inc.	18,180	692,294
Quantum Corp.*	295,400	472,640
Symantec Corp.*	87,500	1,134,875
TIBCO Software, Inc.*	55,600	753,936

		10,331,227

Materials — 2.0%
Pope Resources LP	21,650	534,755

Telecommunication Services — 2.3%
Sprint Nextel Corp.*	133,800	611,466

Utilities — 1.2%
Black Hills Corp.	6,100	194,712
National Fuel Gas Co.	2,475	118,924

		313,636

TOTAL COMMON STOCKS
(Cost $26,291,585)		25,577,488

TOTAL INVESTMENTS — 95.4%
(Cost $26,291,585)**		25,577,488
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.6%		1,245,776

NET ASSETS — 100.0%		$26,823,264

*	Non income producing.

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

	Aggregate Cost	$26,291,585

	Gross unrealized appreciation	875,327
	Gross unrealized depreciation	(1,589,424)

	Net unrealized depreciation	$(714,097)

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments
July 31, 2010
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation  — The Private Capital Management Value Fund’s (the “Fund“) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees“). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements  — the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
	Total Market	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/10	Price	Inputs	Inputs

Investments in Securities*	$25,577,488	$25,577,488	$—	$—

*	Please refer to Portfolio of Investments for further details.

2

WHV International Equity Fund

Portfolio Holdings Summary Table
July 31, 2010
(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value

COMMON STOCKS:
Energy Equipment & Services	27.1%	$29,970,644
Metals & Mining	13.0	14,437,665
Oil,Gas & Consumable Fuels	10.4	11,553,852
Chemicals	8.3	9,183,096
Road & Rail	8.0	8,909,422
Food Products	7.0	7,713,982
Machinery	2.9	3,162,748
Electrical Equipment	2.6	2,840,838
Insurance	2.5	2,772,287
Tobacco	2.3	2,559,716
Beverages	2.2	2,498,210
Pharmaceuticals	2.0	2,166,737
Real Estate Management & Development	1.2	1,349,466
Capital Markets	1.0	1,098,977
Aerospace & Defense	0.8	890,796
Multi-Utilities	0.7	739,352
Other Assets In Excess of Liabilities	8.0	8,861,450

NET ASSETS	100.0%	$110,709,238

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments
July 31, 2010
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 92.0%
Australia — 5.2%
BHP Billiton Ltd., SP ADR	79,480	$5,740,840

Bermuda — 5.7%
Bunge Ltd.	33,140	1,645,401
Nabors Industries Ltd.*	186,635	3,435,950
PartnerRe Ltd.	16,980	1,228,843

		6,310,194

Brazil — 5.8%
Petroleo Brasileiro SA, ADR	41,335	1,504,594
Vale SA, SP ADR	176,340	4,902,252

		6,406,846

Canada — 26.0%
Agrium, Inc.	46,675	2,940,525
Brookfield Asset Management, Inc., Class A	53,785	1,349,466
Canadian National Railway Co.	69,870	4,399,714
Canadian Natural Resources Ltd.	109,350	3,763,827
Canadian Pacific Railway Ltd.	75,325	4,509,708
Ensign Energy Services, Inc.	10	123
Manulife Financial Corp.	46,230	735,519
Potash Corp. of Saskatchewan, Inc.	45,335	4,754,281
Suncor Energy, Inc.	138,650	4,568,517
Talisman Energy, Inc.	100,170	1,716,914

		28,738,594

France — 0.7%
AXA SA, SP ADR	43,790	807,925

Germany — 1.8%
BASF SE, SP ADR	22,230	1,300,455
RWE AG, SP ADR	10,465	739,352

		2,039,807

Ireland — 5.4%
Cooper Industries PLC	62,920	2,840,838
Ingersoll-Rand PLC	84,430	3,162,748

		6,003,586

Luxemburg — 3.5%
Tenaris SA, ADR	97,120	3,889,656

Netherlands — 6.2%
Core Laboratories NV	59,850	4,623,413
Unilever NV, NY Shares	73,925	2,180,048

		6,803,461

Netherlands Antilles — 4.1%
Schlumberger Ltd.	76,595	4,569,658

Norway — 0.2%
Yara International ASA, ADR	4,985	187,835

Switzerland — 18.6%
Nestle SA, SP ADR	78,795	3,888,533
Noble Corp.	161,530	5,249,725
Novartis AG, ADR	44,455	2,166,737
Transocean Ltd.*	75,485	3,488,162
UBS AG*	64,760	1,098,977
Weatherford International Ltd.*	290,985	4,713,957

		20,606,091

United Kingdom — 8.8%
BAE Systems PLC, SP ADR	45,565	890,796
British American Tobacco PLC, SP ADR	37,135	2,559,716
Diageo PLC, SP ADR	35,750	2,498,210
Rio Tinto PLC, SP ADR	73,085	3,794,573

		9,743,295

TOTAL COMMON STOCKS
(Cost $102,848,759)		101,847,788

TOTAL INVESTMENTS — 92.0%
(Cost $102,848,759)**		101,847,788
OTHER ASSETS IN EXCESS OF LIABILITIES — 8.0%		8,861,450

NET ASSETS — 100.0%		$110,709,238

*	Non income producing.

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

	Aggregate Cost	$102,848,759

	Gross unrealized appreciation	3,733,802
	Gross unrealized depreciation	(4,734,773)

	Net unrealized depreciation	$(1,000,971)

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments
July 31, 2010
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation  — The WHV International Equity Fund’s (the “Fund“) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or offical closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees“). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements  — the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
	Total Market	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/10	Price	Inputs	Inputs

Investments in Securities*	$101,847,788	$101,847,788	$—	$—

*	Please refer to Portfolio of Investments for further details.

3

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	September 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	September 28, 2010

By (Signature and Title)*	/s/ James G. Shaw James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)

Date	September 27, 2010

*	Print the name and title of each signing officer under his or her signature.